SCHEDULE OF FINANCIAL ASSETS FAIR VALUE MEASUREMENT (Details) - Marketable Securities [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value	$ 5,187	$ 3,917	$ 5,760
US Treasury Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value		2,497	3,761
Money Market Funds [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value		1,420	1,999
Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value	5,187	3,917	5,760
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value		2,497	3,761
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value		1,420	1,999
Fair Value, Inputs, Level 2 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value
Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Assets, fair value